Fair Value Measurement of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2025
Fair Value Measurement of Financial Instruments [Abstract]
Schedule of Fair Values of Financial Assets	The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).
	Fair value as of
	October 31,		Fair value	Valuation technique(s)
Financial assets	2025	2024	hierarchy	and key inputs
	US$	US$
Financial assets at FVTPL - listed equity securities	216,266	23,485	Level 1	Quoted prices in active market
Financial assets at FVTPL - unlisted equity securities	1,188	1,191	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	-	6,463	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments	12,065	5,660	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.

Schedule of Reconciliation of Level 3 Fair Value Measurements

Reconciliation of Level 3 fair value measurements

Movie income right investments
US$
As of November 1, 2023	3,918
Transfer from Level 2	1,605
Exchange realignment	137
As of October 31, 2024	5,660
Transfer from Level 2	6,463
Exchange realignment	(58)
As of October 31, 2025	12,065